Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Luxemberg
Income tax expense
Decrease in deferred tax asset due to change in tax rate	€ 868	€ 0
Deferred tax assets recognised on revaluation of investments		159
Tax losses for which no deferred tax asset recognised	€ 200	185
Spain
Income tax expense
Deferred tax assets derecognised		€ 1,048
Minimum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	50 years
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)	9 years
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	55 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)	11 years